Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Trade and other receivables [abstract]
Trade, leases and services receivable	$ 29,942	$ 26,352
Less: allowance for doubtful accounts	(1,893)	(1,302)
Total trade receivables	28,049	25,050
Prepaid expenses	5,921	7,494
Guarantee deposits	2	255
Tax credits	1,142	1,263
Borrowings granted, deposits, and other balances	2,933	5,058
Others	4,061	1,859
Total other receivables	14,059	15,929
Total trade and other receivables	42,108	40,979
Non-current	15,204	14,202
Current	26,904	26,777
Total	$ 42,108	$ 40,979